Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Brown Advisory Funds
Entity Central Index Key	0001548609
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Emerging Markets Select Fund
Class Name	Institutional Shares
Trading Symbol	BAFQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brown Advisory Emerging Markets Select Fund (the“Fund”) for the period of July 1, 2024, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$116	1.10%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2025, the Fund underperformed its regulatory benchmark, the MSCI Emerging Markets Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Stock selection drove the Fund’s underperformance while geographic allocation contributed slightly. Geographically, the biggest contributions were the Fund’s overweight allocations to two small markets, Hungary and Peru. This was partially offset by the negative impact of an overweight allocation to India. Stock selection was weakest within China, particularly in the Consumer Discretionary and Information Technology sectors.
POSITIONING
The Fund’s sub-advisers reacted differently to the opportunity set presented to them. Pzena trimmed Financials exposure as those holdings appreciated toward target prices and they continued to increase exposure to Korea and Hong Kong. Wellington increased exposure to China and Hong Kong while rotating capital out of Korea and India.
The Fund’s biggest geographic overweight is Singapore, while its biggest underweight is Africa and the Middle East. The Fund’s China and Hong Kong benchmark relative weight changed from a 1.74% overweight to a 0.48% underweight. The Fund’s biggest sector overweight was Consumer Discretionary while the biggest underweight was Materials.

Top Contributors
↑	Taiwan Semiconductor Manufacturing Co., Ltd.
↑	Tencent Holdings Ltd
↑	Alibaba Group Holding Limited
↑	KB Financial Group Inc.
↑	WH Group Ltd. (HK)

Top Detractors
↓	Samsung Electronics Co., Ltd.
↓	Meituan Class B
↓	Sasol Limited
↓	Proya Cosmetics Co., Ltd. Class A
↓	Natura Cosmeticos SA
PERFORMANCE
The Fund posted positive returns for the period. Chinese equities rebounded in late 2024 on improved sentiment around fiscal and monetary support. In early 2025, broad emerging markets gained modestly, supported by optimism in China, Korea, and Brazil and a rally in Eastern Europe amid renewed hopes for a Ukraine-Russia resolution.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Shares	11.76	8.97	4.29
MSCI Emerging Markets Index	15.29	6.81	4.81

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/emerging-markets-select-fund for recent performance information.
Net Assets	$ 664,911,235
Holdings Count | $ / shares	105
Advisory Fees Paid, Amount	$ 5,694,560
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$664,911,235
Number of Holdings	105
Net Advisory Fee	$5,694,560
Portfolio Turnover	59%

Holdings [Text Block]

Top Sectors*	(%)
Financials	25.8%
Information Technology	22.0%
Consumer Discretionary	16.5%
Communication Services	8.4%
Consumer Staples	5.6%
Industrials	4.7%
Real Estate	4.7%
Materials	3.5%
Utilities	2.6%
Cash & Other	6.2%

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	11.4%
Tencent Holdings Ltd.	5.2%
Samsung Electronics Co. Ltd.	4.5%
Alibaba Group Holding Ltd.	3.6%
HDFC Bank Ltd.	2.5%
iShares MSCI All Country Asia ex Japan Exchange Traded Fund	2.2%
First American Government Obligations Fund	1.8%
KB Financial Group, Inc.	1.8%
ICICI Bank Ltd.	1.7%
SK Hynix, Inc.	1.6%

Top 10 Countries	(%)
China	29.1%
India	19.2%
Taiwan	14.5%
South Korea	12.1%
United States	5.9%
Brazil	5.7%
Singapore	4.4%
Thailand	2.5%
Indonesia	2.4%
Hungary	1.4%
[1]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Investor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Emerging Markets Select Fund
Class Name	Investor Shares
Trading Symbol	BIAQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brown Advisory Emerging Markets Select Fund (the“Fund”) for the period of July 1, 2024, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$132	1.25%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2025, the Fund underperformed its regulatory benchmark, the MSCI Emerging Markets Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Stock selection drove the Fund’s underperformance while geographic allocation contributed slightly. Geographically, the biggest contributions were the Fund’s overweight allocations to two small markets, Hungary and Peru. This was partially offset by the negative impact of an overweight allocation to India. Stock selection was weakest within China, particularly in the Consumer Discretionary and Information Technology sectors.
POSITIONING
The Fund’s sub-advisers reacted differently to the opportunity set presented to them. Pzena trimmed Financials exposure as those holdings appreciated toward target prices and they continued to increase exposure to Korea and Hong Kong. Wellington increased exposure to China and Hong Kong while rotating capital out of Korea and India.
The Fund’s biggest geographic overweight is Singapore, while its biggest underweight is Africa and the Middle East. The Fund’s China and Hong Kong benchmark relative weight changed from a 1.74% overweight to a 0.48% underweight. The Fund’s biggest sector overweight was Consumer Discretionary while the biggest underweight was Materials.

Top Contributors
↑	Taiwan Semiconductor Manufacturing Co., Ltd.
↑	Tencent Holdings Ltd
↑	Alibaba Group Holding Limited
↑	KB Financial Group Inc.
↑	WH Group Ltd. (HK)

Top Detractors
↓	Samsung Electronics Co., Ltd.
↓	Meituan Class B
↓	Sasol Limited
↓	Proya Cosmetics Co., Ltd. Class A
↓	Natura Cosmeticos SA
PERFORMANCE
The Fund posted positive returns for the period. Chinese equities rebounded in late 2024 on improved sentiment around fiscal and monetary support. In early 2025, broad emerging markets gained modestly, supported by optimism in China, Korea, and Brazil and a rally in Eastern Europe amid renewed hopes for a Ukraine-Russia resolution.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Shares	11.57	8.81	4.12
MSCI Emerging Markets Index	15.29	6.81	4.81

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/emerging-markets-select-fund for recent performance information.
Net Assets	$ 664,911,235
Holdings Count | $ / shares	105
Advisory Fees Paid, Amount	$ 5,694,560
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$664,911,235
Number of Holdings	105
Net Advisory Fee	$5,694,560
Portfolio Turnover	59%

Holdings [Text Block]

Top Sectors*	(%)
Financials	25.8%
Information Technology	22.0%
Consumer Discretionary	16.5%
Communication Services	8.4%
Consumer Staples	5.6%
Industrials	4.7%
Real Estate	4.7%
Materials	3.5%
Utilities	2.6%
Cash & Other	6.2%

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	11.4%
Tencent Holdings Ltd.	5.2%
Samsung Electronics Co. Ltd.	4.5%
Alibaba Group Holding Ltd.	3.6%
HDFC Bank Ltd.	2.5%
iShares MSCI All Country Asia ex Japan Exchange Traded Fund	2.2%
First American Government Obligations Fund	1.8%
KB Financial Group, Inc.	1.8%
ICICI Bank Ltd.	1.7%
SK Hynix, Inc.	1.6%

Top 10 Countries	(%)
China	29.1%
India	19.2%
Taiwan	14.5%
South Korea	12.1%
United States	5.9%
Brazil	5.7%
Singapore	4.4%
Thailand	2.5%
Indonesia	2.4%
Hungary	1.4%
[2]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Advisor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Emerging Markets Select Fund
Class Name	Advisor Shares
Trading Symbol	BAQAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brown Advisory Emerging Markets Select Fund (the“Fund”) for the period of July 1, 2024, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$158	1.50%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2025, the Fund underperformed its regulatory benchmark, the MSCI Emerging Markets Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Stock selection drove the Fund’s underperformance while geographic allocation contributed slightly. Geographically, the biggest contributions were the Fund’s overweight allocations to two small markets, Hungary and Peru. This was partially offset by the negative impact of an overweight allocation to India. Stock selection was weakest within China, particularly in the Consumer Discretionary and Information Technology sectors.
POSITIONING
The Fund’s sub-advisers reacted differently to the opportunity set presented to them. Pzena trimmed Financials exposure as those holdings appreciated toward target prices and they continued to increase exposure to Korea and Hong Kong. Wellington increased exposure to China and Hong Kong while rotating capital out of Korea and India.
The Fund’s biggest geographic overweight is Singapore, while its biggest underweight is Africa and the Middle East. The Fund’s China and Hong Kong benchmark relative weight changed from a 1.74% overweight to a 0.48% underweight. The Fund’s biggest sector overweight was Consumer Discretionary while the biggest underweight was Materials.

Top Contributors
↑	Taiwan Semiconductor Manufacturing Co., Ltd.
↑	Tencent Holdings Ltd
↑	Alibaba Group Holding Limited
↑	KB Financial Group Inc.
↑	WH Group Ltd. (HK)

Top Detractors
↓	Samsung Electronics Co., Ltd.
↓	Meituan Class B
↓	Sasol Limited
↓	Proya Cosmetics Co., Ltd. Class A
↓	Natura Cosmeticos SA
PERFORMANCE
The Fund posted positive returns for the period. Chinese equities rebounded in late 2024 on improved sentiment around fiscal and monetary support. In early 2025, broad emerging markets gained modestly, supported by optimism in China, Korea, and Brazil and a rally in Eastern Europe amid renewed hopes for a Ukraine-Russia resolution.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Shares	11.32	8.55	3.86
MSCI Emerging Markets Index	15.29	6.81	4.81

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/emerging-markets-select-fund for recent performance information.
Net Assets	$ 664,911,235
Holdings Count | $ / shares	105
Advisory Fees Paid, Amount	$ 5,694,560
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$664,911,235
Number of Holdings	105
Net Advisory Fee	$5,694,560
Portfolio Turnover	59%

Holdings [Text Block]

Top Sectors*	(%)
Financials	25.8%
Information Technology	22.0%
Consumer Discretionary	16.5%
Communication Services	8.4%
Consumer Staples	5.6%
Industrials	4.7%
Real Estate	4.7%
Materials	3.5%
Utilities	2.6%
Cash & Other	6.2%

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	11.4%
Tencent Holdings Ltd.	5.2%
Samsung Electronics Co. Ltd.	4.5%
Alibaba Group Holding Ltd.	3.6%
HDFC Bank Ltd.	2.5%
iShares MSCI All Country Asia ex Japan Exchange Traded Fund	2.2%
First American Government Obligations Fund	1.8%
KB Financial Group, Inc.	1.8%
ICICI Bank Ltd.	1.7%
SK Hynix, Inc.	1.6%

Top 10 Countries	(%)
China	29.1%
India	19.2%
Taiwan	14.5%
South Korea	12.1%
United States	5.9%
Brazil	5.7%
Singapore	4.4%
Thailand	2.5%
Indonesia	2.4%
Hungary	1.4%
[3]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest

[1]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[2]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[3]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.